MARCH 5, 2001

INTERNATIONAL AND GLOBAL FUNDS

DELAWARE NEW PACIFIC FUND
DELAWARE OVERSEAS EQUITY FUND

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 1, 2000

Effective March 1, 2001, shares of the Delaware Overseas Equity Fund and Delaware New Pacific Fund are no longer offered through this Prospectus. To obtain a copy of the Prospectus for Delaware Overseas Equity Fund and Delaware New Pacific Fund, please write to us at One Commerce Square, Philadelphia, PA 19103-7057, or call toll-free 800.510.4015. You may also obtain additional information about the Funds from your financial adviser.